FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Details 4) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Fair Value Disclosures [Abstract]
Long-term Debt	$ 30,379	$ 34,506
Long-term Debt, Fair Value	$ 30,456	$ 35,195